Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of Cash and cash equivalents

	At December 31,
	2024	2023
Cash to be deposited	540	657
Cash at banks	189,684	192,381
Time deposits	21,615	16,729
Other cash equivalents (1)	228,008	160,081
	439,847	369,848

(1) Mainly includes bank deposit certificates with immediate liquidity, treasury bills and highly liquid investments in mutual funds.